Tax charge - Provision for open tax matters (Details) £ in Millions	6 Months Ended
Jun. 30, 2018 GBP (£)
Movements in provisions for open tax matters
Provision for open tax matters at beginning of period	£ (139)
Tax charge attributable to shareholders	(8)
Other movements	(2)
Provision for open tax matters at end of period	£ (149)